Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease discount rate	4.83%	4.75%	4.75%
Amortization expenses of right-of-use assets	$ 712,844	$ 1,087,035	$ 1,380,588